Schedule of Income Before Income Tax Expenses Attributable to Geographic Locations (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Income Tax Disclosure [Abstract]
Hong Kong		$ (2,377,751)	$ 8,246,150	$ 16,169,924
Foreign		(16,750,020)	3,715,080	(4,027,930)
Income (Loss) before income tax expenses	$ (2,457,635)	$ (19,127,771)	$ 11,961,230	$ 12,141,994